Deferred income tax - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	$ (15.3)	$ (61.4)
Tax income/(charge)	170.2	41.5
Reclassified as held for sale	(130.5)
Exchange differences and other movements	0.3	4.6
Net deferred income tax, Ending balance	24.7	(15.3)		$ (61.4)
Deductible temporary differences for which no deferred tax is recognized	1,300.0	2,200.0
Temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized	0.0	0.0		6.5
Deferred tax liabilities, including netting	40.4	88.6
Deferred tax liabilities	40.4	88.6	[1]	125.2
Deferred tax assets	65.1	73.3	[1]
Assets and liabilities classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	14.0
Deferred tax assets	144.5
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	58.2	3.6
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	31.5	53.9
Between two and three years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	14.7	27.5
Between three and four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	43.3	3.8
Between four and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	122.1	232.1
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(69.5)	(102.9)
Tax income/(charge)	40.0	(9.3)
Reclassified as held for sale	(10.4)
Exchange differences and other movements	(14.9)	42.7
Net deferred income tax, Ending balance	(54.8)	(69.5)		(102.9)
Deferred tax liabilities, including netting	13.6	12.3
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(123.5)	(144.7)
Tax income/(charge)	10.7	8.5
Reclassified as held for sale	40.2
Exchange differences and other movements	(6.7)	12.7
Net deferred income tax, Ending balance	(79.3)	(123.5)		(144.7)
Deferred tax liabilities, including netting	57.4	123.8
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	38.8	50.2
Tax income/(charge)	22.3	(1.5)
Reclassified as held for sale	(19.8)
Exchange differences and other movements	6.3	(9.9)
Net deferred income tax, Ending balance	47.6	38.8		50.2
Deferred tax liabilities, including netting	(19.4)	(17.7)
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	169.5	134.6
Tax income/(charge)	(14.9)	2.7
Reclassified as held for sale	(71.7)
Exchange differences and other movements	13.4	32.2
Net deferred income tax, Ending balance	96.3	169.5		134.6
Deferred tax liabilities, including netting	(81.1)	(70.5)
Right-of-use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(151.0)	(115.7)
Tax income/(charge)	38.2	(1.8)
Reclassified as held for sale	42.1
Exchange differences and other movements	(11.4)	(33.5)
Net deferred income tax, Ending balance	(82.1)	(151.0)		(115.7)
Deferred tax liabilities, including netting	72.2	63.2
Unrealized capital allowances and tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	100.7	82.4
Tax income/(charge)	14.7	41.9
Reclassified as held for sale	(108.3)
Exchange differences and other movements	11.8	(23.6)
Net deferred income tax, Ending balance	18.9	100.7		82.4
Deferred tax liabilities, including netting	(1.3)	(26.4)
Unrealized capital allowances and tax losses | Latam
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		70.9
Unrealized capital allowances and tax losses | Latam | Assets and liabilities classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	108.3
Unrealized exchange differences and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	19.7	34.7
Tax income/(charge)	59.2	1.0
Reclassified as held for sale	(2.6)
Exchange differences and other movements	1.8	(16.0)
Net deferred income tax, Ending balance	78.1	19.7		34.7
Deferred tax liabilities, including netting	(1.0)	3.9
Undistributed earnings of subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 6.9	9.4
BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Decrease in deferred tax asset as a result of obtaining greater clarity on the treatment of certain expenses				$ 20.6
Deductible temporary differences and tax losses for which deferred tax assets are recognised		144.3
Deferred tax assets		49.1
Average remaining term of master lease agreements to calculate recoverability of unused tax losses	12 years
Decrease in deferred tax assets from reasonably possibly decrease in EBITDA margin	$ 21.1
BRAZIL | Assets and liabilities classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and tax losses for which deferred tax assets are recognised	374.1
Deferred tax assets	127.2
BRAZIL | I-Systems
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and tax losses for which deferred tax assets are recognised		64.4
Deferred tax assets		21.9
BRAZIL | I-Systems | Assets and liabilities classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and tax losses for which deferred tax assets are recognised	120.0
Deferred tax assets	40.8
NIGERIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and tax losses for which deferred tax assets are recognised	216.8	0.0
Deferred tax assets	$ 73.7	0.0
Duration of current business plan	5 years
NIGERIA | Unrealized capital allowances and tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 17.6	$ 25.2
NIGERIA | Unrealized exchange differences and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 72.1

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)